Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Reverse Recapitalization

Reverse Recapitalization

Under the Business Combination transaction, because Legato III, as the legal and accounting acquiree, does not meet the definition of a business, the acquisition is accounted for as a share-based payment transaction in accordance with IFRS 2 whereby Einride is deemed to have issued shares in exchange for the net assets and listing status of Legato III. The deemed consideration is measured by reference to the fair value of the Ordinary Shares issued by Einride to the former Legato III shareholders, because the fair value of the stock exchange listing service received cannot be estimated reliably (see Note 21).

Acquisition related expenses consist of the listing expenses and reverse recapitalization expense and are explained as follows:

(a)	The listing expense represents the premium paid for obtaining the public listing and is calculated as the difference between the fair value of the deemed consideration and the fair value of the net assets acquired and is a non-recurring expense.

(b)	Reverse recapitalization expense primarily consists of legal and other professional fees incurred in preparation for and execution of the Business Combination, which are non-recurring.

Warrants Liabilities

Warrants Liabilities

The share warrants (including SPAC warrants, PIPE warrants and the day-one contractual rights to receive Additional and Reset Warrants) issued by the Company are freestanding financial liabilities and do not meet the conditions for equity classification because the exercise price is denominated in US dollars, which differs from the Company’s functional currency (SEK), and are subject to reset and anti-dilution adjustments. The share warrants are, therefore, classified as derivative financial liabilities, initially recognized and subsequently measured at fair value, with changes in fair value recognized in “Net gains on financial liabilities measured at fair value”. Related transaction costs are expensed as incurred.

Customer warrants and warrant contract asset

Customer warrants and warrant contract asset

The Company’s accounting for warrants issued to a subsidiary of Amazon.com, Inc., Amazon.com NV Investment Holdings LLC (“Amazon”) on March 18, 2026 (refer to Note 15 for more details) is determined in accordance with accounting standards for financial instruments and revenue recognition. The initial fair value of the warrants issued to Amazon is recognized as a warrant contract asset and corresponding derivative financial liability. The Warrant contract asset is amortized to revenue (reducing revenue) over the vesting period based on Amazon revenue earned to date as a proportion of total estimated Amazon revenue over the vesting period. The Amazon Warrant derivative financial liability is re-measured to fair value at each reporting date using a Monte Carlo simulation. The fair value movement attributable to the change in the fair value of the underlying warrants is recorded as “Net gains on financial liabilities measured at fair value”. The determination of fair values involves assumptions and estimates including share-price volatility, the risk-free rate, and forecast Amazon revenues. Due to the long-term nature of the warrants, as described in Note 15, such estimates involve significant estimation uncertainty.

New and amended IFRS Accounting Standards that are effective for the current period

New and amended IFRS Accounting Standards that are effective for the current period

Effective January 1, 2026, the Group adopted the amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosure relating to the timing of recognition and derecognition of financial assets and liabilities, the settlement of financial liabilities using an electronic payment system, and the assessment of contractual cash flow characteristics, classification and disclosure of financial assets with environmental, social, and governance linked or other contingent features. The IASB also amended the disclosure requirements for investments in equity instruments designated as fair value through other comprehensive income and added disclosure requirements for financial instruments with contingent features. The adoption of these amendments did not have a material impact on the Group’s interim financial statements or related disclosures.

The Group adopted Annual Improvements to IFRS Accounting Standards — Volume 11 from January 1, 2026. The amendments are narrow in scope and clarify wording and correct minor inconsistencies in IFRS 1, IFRS 7, IFRS 9, IFRS 10 and IAS 7. The adoption of these amendments did not have a material effect on the Group’s financial position, financial performance, cash flows or disclosures for the periods presented, and no restatement of comparative information was required.

New and revised IFRS Accounting Standards issued but not yet effective

New and revised IFRS Accounting Standards issued but not yet effective

At the date of authorization of these interim financial statements, the Group has not applied the following new and amended IFRS Accounting Standards that have been issued but are not yet effective;

In April 2024, IASB issued IFRS 18, Presentation and Disclosure in Financial Statements, which replaces IAS 1, Presentation of Financial Statements. IFRS 18 requires an entity to classify all income and expenses within its statement of profit or loss into one of five categories: operating, investing, financing, income taxes, and discontinued operations. The Group has performed preliminary analysis to assess the potential impact of IFRS 18. These analyses have identified areas that may require reclassification within the Consolidated statements of loss and other comprehensive income/(loss), potential consequential changes to the presentation of the cash flow statement and disclosures relating to management-defined performance measures. The Group currently expects that IFRS 18 will primarily affect the presentation and disclosures in the financial statements.

In June 2026, the IASB issued amendments IAS 28, Investments in Associates and Joint Ventures, to clarify the scope of investments to which the fair value option applies. The amendments clarify that entities whose main business activity is investing in particular types of assets, as described in IFRS 18, may elect to measure investments in associates and joint ventures at fair value through profit or loss in accordance with IFRS 9, Financial Instruments. The amendments are effective when an entity first applies IFRS 18, Presentation and Disclosure in Financial Statements, for annual reporting periods beginning on or after January 1, 2027. Early adoption is permitted. The Group is currently evaluating the impact of these amendments on its consolidated financial statements.